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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 10 2009
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

10045641

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FaithShares Catholic Values Fund Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FCV

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

December 9, 2009

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 10 2009

Janet Kissane
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005
tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 10 2009
DIVISION OF TRADING & MARKETS

Via Overnight Mail

December 9, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Bank of America / GlobalShares / Claymore / iShares / Global X China / FaithShares

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Bank of America Market-Linked Step Up Return Notes linked to the S&P 500 Index due November 26, 2012 (Ticker Symbol: BSQ)
- Bank of America Market-Linked Step Up Return Notes linked to the S&P 500 Index due November 28, 2011 (Ticker Symbol: MZW)
- Bank of America Strategic Accelerated Redemption Securities linked to the S&P 500 Index due December 5, 2011 (Ticker Symbol: SFH)
- GlobalShares FTSE Emerging Market ETF linked to the FTSE Emerging Markets Index (Ticker Symbol: GSR)
- Claymore China Technology ETF linked to the AlphaShares China Technology Index (Ticker Symbol: CQQQ)
- iShares 10+ Year Credit Bond Fund ETF linked to the Merrill Lynch 10+ Year US Corporate & Yankees Index (Ticker Symbol: CLY)
- iShares 10+ Year Government/Credit Bond Fund ETF linked to the Merrill Lynch 10+ Year US Corporate & Government Index (Ticker Symbol: GLJ)
- Global X China Technology ETF linked to the S-BOX China Technology Index (Ticker Symbol: CHIB)
- FaithShares Catholic Value Fund linked to the FaithShares Catholic Values Fund Index (Ticker Symbol: FCV)
- FaithShares Christian Value Fund linked to the FaithShares Christian Values Fund Index (Ticker Symbol: FOC)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 10 2009

- FaithShares Methodist Value Fund linked to the FaithShares Methodist Values Fund Index (Ticker Symbol: FMV)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

cc: Tim Malinowski (NYSE Euronext)